Agreements	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Agreements	NOTE 3 – AGREEMENTS

Management Fee

Each New Natural Gas Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New Natural Gas Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New Natural Gas Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New Natural Gas Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New Natural Gas Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New Natural Gas Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New Natural Gas Fund will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New Natural Gas Funds.

Brokerage Commissions and Fees

Each New Natural Gas Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New Natural Gas Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New Natural Gas Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New Natural Gas Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New Natural Gas Funds. BBH&Co. may also perform other services for the New Natural Gas Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New Natural Gas Funds. The Administrator's fees will be paid on behalf of the New Natural Gas Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New Natural Gas Funds, and the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New Natural Gas Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New Natural Gas Funds. The Custodian's fees are paid on behalf of the New Natural Gas Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New Natural Gas Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New Natural Gas Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New Natural Gas Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New Natural Gas Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Agreements	NOTE 3 – AGREEMENTS

Management Fee

Each New Natural Gas Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New Natural Gas Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New Natural Gas Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New Natural Gas Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New Natural Gas Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New Natural Gas Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New Natural Gas Fund will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New Natural Gas Funds.

Brokerage Commissions and Fees

Each New Natural Gas Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New Natural Gas Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New Natural Gas Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New Natural Gas Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New Natural Gas Funds. BBH&Co. may also perform other services for the New Natural Gas Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New Natural Gas Funds. The Administrator's fees will be paid on behalf of the New Natural Gas Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New Natural Gas Funds, and the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New Natural Gas Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New Natural Gas Funds. The Custodian's fees are paid on behalf of the New Natural Gas Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New Natural Gas Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New Natural Gas Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New Natural Gas Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New Natural Gas Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Agreements

NOTE 3 – AGREEMENTS

Management Fee

Each New VIX Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New VIX Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New VIX Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New VIX Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New VIX Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New VIX Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New VIX Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New VIX will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New VIX Funds.

Brokerage Commissions and Fees

Each New VIX Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New VIX Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New VIX Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New VIX Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New VIX Funds. BBH&Co. may also perform other services for the New VIX Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New VIX Funds. The Administrator's fees will be paid on behalf of the New VIX Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New VIX Funds, and the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New VIX Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New VIX Funds. The Custodian's fees are paid on behalf of the New VIX Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New VIX Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New VIX Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New VIX Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New VIX Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New VIX Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Proshares Short VIX Short-Term Futures ETF [Member]
Agreements

NOTE 3 – AGREEMENTS

Management Fee

Each New VIX Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New VIX Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New VIX Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New VIX Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New VIX Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New VIX Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New VIX Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New VIX will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New VIX Funds.

Brokerage Commissions and Fees

Each New VIX Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New VIX Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New VIX Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New VIX Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New VIX Funds. BBH&Co. may also perform other services for the New VIX Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New VIX Funds. The Administrator's fees will be paid on behalf of the New VIX Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New VIX Funds, and the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New VIX Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New VIX Funds. The Custodian's fees are paid on behalf of the New VIX Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New VIX Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New VIX Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New VIX Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New VIX Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New VIX Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.